Revenue and Segment Information (Details)	6 Months Ended
Jun. 30, 2025
Revenue and Segment Information [Abstract]
Number of business units operated by group	1
Number of reportable segments operated by group	1
Percentage of revenue contributed to aggregate revenue	10.00%